NOVEMBER 30, 2011

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Templeton International Trust

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ASSET ALLOCATION

Franklin Templeton Global Allocation Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

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Semiannual Report

Franklin Templeton Global Allocation Fund

Your Fund’s Goal and Main Investments: Franklin Templeton Global Allocation Fund seeks total return. Under normal market conditions, the Fund strategically invests in a diversified core portfolio of equity and fixed income investments, and tactically adjusts the Fund’s exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the core portfolio’s investment strategies.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit franklintempleton.com or call (800) 342-5236 for most recent month-end performance.

This inaugural semiannual report for Franklin Templeton Global Allocation Fund covers the period since the Fund’s inception on September 1, 2011, through November 30, 2011.

Performance Overview

Franklin Templeton Global Allocation Fund – Class A had a -2.00% cumulative total return since its inception on September 1, 2011, through November 30, 2011. For the same period, the Fund performed better than the -2.69% cumulative total return of its blended benchmark, a combination of MSCI All Country World Index (ACWI), which measures stock performance in developed and emerging markets; Citigroup World Government Bond Index (WGBI), which measures performance of investment-grade world government bonds; Dow Jones-UBS Commodity Index Total ReturnSM (DJ-UBSCITRSM), which measures performance of fully collateralized positions of underlying commodity futures; and Payden & Rygel (P&R) 90-Day U.S. T-Bill Index, which measures performance of cash investments.1 You can find more of the Fund’s performance data in the Performance Summary beginning on page 10.

1. Source: © 2011 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The Dow Jones-UBS Commodity Indexes are calculated, distributed and marketed by CME Group Index Services, LLC (“CME Indexes”) pursuant to an agreement with UBS Securities, LLC and have been licensed for use. All content of the Dow Jones-UBS Commodity Indexes © CME Group Index Services, LLC and UBS Securities, LLC 2011. “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC and has been licensed for use by CME Indexes. “UBS®” is a registered trademark of UBS AG. The Fund’s blended benchmark is currently weighted 50% for the MSCI ACWI, 35% for the Citigroup WGBI, 5% for the DJ-UBSCITR and 10% for the P&R 90 Day U.S. T-Bill Index. For the period covering the Fund’s inception on 9/1/11 through 11/30/11, the MSCI ACWI had a -2.63% total return, the Citigroup WGBI had a -2.90% total return, the DJ-UBSCITR had a -11.11% total return, and the P&R 90 Day U.S. T-Bill Index had a +0.01% total return. The indexes are unmanaged and include reinvestment of any dividends or interest. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI). The SOI begins on page 19.

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Economic and Market Overview

The pace of global economic growth slowed during the period under review. The U.S. economy grew moderately, helped by the country’s falling unemployment rate and rising consumer confidence. In many other developed economies, however, the growth pace declined. Japan’s economy continued to contract as it rebuilt from the devastations of the earthquake and tsunami in early 2011. Economic slowdown in the U.K. and eurozone, primarily due to the eurozone sovereign debt crisis, pressured export-driven emerging economies such as China and Brazil. Severe flooding in Thailand and an inventory correction also contributed to weakness in emerging market growth. With the global economic slowdown generally restraining producer and consumer price inflation, central banks of several large developed and emerging economies shifted their monetary policies from fighting inflation to stimulating economic growth. During the period, Brazil, China and the European Central Bank (ECB) implemented monetary easing. The Bank of England, however, left its monetary policy unchanged as it allowed time for the bond market to absorb the additional stimulus announced early in the period. The U.S. Federal Reserve Board (Fed) reiterated its intention to keep the federal funds target rate at 0% to 0.25% at least until mid-2013 and implemented its new bond-buying program, dubbed “Operation Twist” by commentators, which is intended to further lower long-term bond yields.

In this environment, financial markets worldwide experienced heightened volatility. During the reporting period, several eurozone countries’ credit ratings were downgraded, Greece and Portugal adopted harsher austerity measures, and Italy accepted International Monetary Fund supervision. The eurozone’s fiscal woes further pressured the European banking sector as investors worried about banks’ exposure to sovereign debt. A coordinated, international effort to fund European financial institutions and Europe’s greater policy commitment generally helped stocks, bonds and commodities rebound in October, supported further by benign economic data and resilient corporate profits. In the period’s final month, however, the failure of a joint U.S. Congressional committee to reach an agreement on deficit reduction, renewed concerns about an escalation of the eurozone sovereign debt crisis, and fears that China’s economy may face a hard landing once again roiled global financial markets. At period-end, the Fed and five other major central banks agreed to provide European banks with access to low-cost U.S. dollar funding, which, along with China’s first monetary easing in three years, somewhat eased investor anxiety. For the reporting period, global developed and emerging markets stocks as represented by the MSCI ACWI, world government bonds as represented by the Citigroup WGBI and commodities as represented by the DJ-UBSCITR ultimately declined as investors sought traditional safe havens such as reserve currencies and fixed income securities.

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Investment Strategy

We manage the Fund using a multi-manager approach. While we are responsible for the Fund’s overall investments, we subcontract with various other investment managers within Franklin Templeton Investments (subadvisors) who independently manage separate portions of the Fund’s core equity and fixed income portfolio in accordance with the following strategies: all-cap U.S. growth equity, non-U.S. growth equity, deep value equity, non-U.S. value equity, emerging markets equity, global fixed income and global low duration fixed income. The allocations to each strategy may change from time to time and are subject to periodic rebalancing due to changing market values of the portfolio’s securities or at our discretion.

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is 50% global equity (U.S./international/emerging), 35% global fixed income (U.S./international/emerging), 5% commodity-linked instruments, and 10% cash and derivative instruments. We manage portions of the Fund’s core portfolio, as well as the Fund’s tactical allocation portion, and rebalance the Fund’s portfolio to maintain the baseline strategic allocation to various asset classes and investment strategies. We may change the baseline strategic allocation from time to time.

The tactical allocation portion of the Fund is composed of cash and various derivative instruments, including currency forward contracts, equity index futures contracts and interest rate futures. We make tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to manage the Fund’s allocation to cash and to adjust the Fund’s equity, fixed income, country/regional and currency exposures. Although we do not attempt to time the entire market’s direction, we keep the flexibility to shift the Fund’s net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

Manager’s Discussion

For the three-month period since the Fund’s inception on September 1, 2011, Franklin Templeton Global Allocation Fund’s multi-asset portfolio performed better than the blended benchmark. While the Fund’s fixed income position lagged the blended benchmark, the Fund’s equity and currency investments proved to be a source of positive relative performance. As often happens when a new fund is putting money to work, the Fund had elevated cash levels in the

What is a currency forward contract?

A currency forward contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

What is a futures contract?

A futures contract is an agreement between the Fund and a counterparty made through a U.S. or foreign futures exchange to buy or sell a security for a specific price on a future date.

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early part of the reporting period. Many of the Fund’s largest relative positions explained below were a result of tactical asset allocation decisions and security selection within the portfolio.

Baseline Strategic Allocation

At period-end, the Fund’s largest exposure was to global equities due to its structural weight within our baseline strategic asset allocation. The Fund’s largest regional equity weightings were in Europe and North America, driven by the largest country exposures assigned to the U.S., the U.K. and Germany. Relative to the Fund’s blended benchmark, the Fund’s largest overweightings were in the U.K., Germany and the Netherlands, with exposures to the U.S., Japan and Canada showing the largest relative underweightings.

Within fixed income, our largest weightings at period-end were in North America, Asia and Europe, with the largest country exposures to the U.S., Germany and Japan. On a relative basis compared to the Fund’s blended benchmark, our largest overweighted country positions were in Germany and the U.S., with exposure to South Korea (not part of the Citigroup WGBI), while the Fund’s most underweighted positions were in the U.K., Japan and Australia.

Tactical Asset Allocation

Our tactical asset allocation view at period-end was to be slightly underweighted equity versus fixed income relative to the blended benchmark, primarily due to recent high volatility and moderating global economic growth. From a regional perspective, within equities we found more compelling valuations in Europe than in the U.S. as many investors indiscriminately sold European stocks due to the eurozone sovereign debt crisis. As a result, we maintained overweighted positions in the U.K., Germany and the Netherlands while staying underweighted in the U.S. relative to the blended benchmark index.

Within fixed income, at period-end the Fund was tactically overweighted in German government bonds and U.S. Treasuries, and underweighted in U.K. government bonds. These relative weightings resulted from our use of futures. From a currency perspective, we continued to hold a short position in the euro and a long position in the Swedish krona using currency forwards. The sum of all currency forward contract positions resulted in a long U.S. dollar position. Although global financial markets were less volatile at the end of the period than at the beginning, we remained cautious and maintained a slight underweighting to risk assets.

Equity

Our equity portfolio overall contributed to relative performance, despite the drag of an underweighting to U.S. equities. The U.S. benefited from the Fed’s more accommodative monetary policy, compared with the monetary policies

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of other developed markets’ central banks. Partly as a result, U.S. stocks outperformed their international peers, particularly developed Europe’s stocks, as well as emerging and frontier markets stocks as a group.

Security selection drove the relative performance benefit of the asset class versus the blended benchmark. From a regional perspective, Europe was a major contributor, mainly due to overweighting in German equities and underweighting in Swiss equities. Underweighting and stock selection in Asia also helped relative results, largely due to stock selection in China and underweighting and stock selection in Taiwan. In Latin America and the Caribbean, overweighting and stock selection contributed to relative results, particularly due to overweighting in Brazil and investments in Argentina, which is not an index component.

Fixed Income

During the period under review, our fixed income holdings generally detracted from relative performance due to underweighting and security selection.

An underweighting in European sovereign bonds, which included short positions in German and U.K. futures, contributed to relative results, but this was more than offset by security selection within the region, which led to most of our underperformance in the asset class. Additionally, security selection in Asia, which included Mini 10-Year Japan government bond futures, as well as overweighting in Malaysia and investment in South Korea, detracted from relative performance. On a positive note, our holdings in the U.S. and Australia, which included interest rate futures, benefited relative performance, largely due to overweighting in the U.S. and security selection in Australia. From a sector perspective, overweighting in emerging market sovereign debt and underweighting and security selection in developed market sovereign debt, which included the use of interest rate futures, hampered relative performance. At period-end, the Fund continued to maintain an overweighted allocation to emerging market debt, as we believe many emerging countries demonstrated more attractive balance sheets than many of their developed counterparts.

Currencies

The Fund’s non-U.S. currency positions generally hurt relative performance as concerns about global economic growth and the eurozone sovereign debt crisis drove many investors to the perceived safety of the U.S. dollar. A key detractor was the Fund’s net long exposure to the Swiss franc, which faced headwinds from Swiss policymakers’ vow to limit the franc’s appreciation.

The Fund’s short position on the euro, through the use of currency forward contracts, primarily against the U.S. dollar, was an effective hedge against overweighted European equities holdings. This short position was a key contributor

Semiannual Report | 7

to relative performance as investor confidence in the euro fell due to the ongoing eurozone sovereign debt crisis. Conversely, investor confidence rose in the U.S. dollar as a safe haven in an uncertain economic environment, and the Fund’s net long exposure to the U.S. dollar aided relative results. The Fund’s overweighted cash position benefited relative performance.

We thank you for your participation in Franklin Templeton Global Allocation Fund and look forward to serving your future investment needs.

Portfolio Management Team

Franklin Templeton Global Allocation Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2011, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Samer Habl has been a lead portfolio manager of the Fund since inception. He is also Managing Director of Global Tactical Asset Allocation for Franklin Templeton Multi-Asset Strategies. In this role, he is responsible for developing global tactical asset allocation investment strategies. Prior to joining Franklin Templeton Investments in 2010, Mr. Habl worked at Mellon Capital Management where he was most recently the managing director of Global Tactical Asset Allocation Research.

Brent Smith has been a lead portfolio manager of the Fund since inception. He is also Senior Vice President, Portfolio Manager and Chief Investment Officer of Franklin Templeton Multi-Asset Strategies. In this role, he is responsible for overseeing the investment functions of the locally managed and distributed fund-of-fund products for the organization globally. He is also a co-manager for the firm’s flagship Canadian domiciled fund-of-fund portfolios and various offshore portfolios. Previously, Mr. Smith managed a number of high net worth relationships on behalf of Fiduciary Trust Company of Canada, while serving as lead manager of the fund-of-fund portfolios.

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Performance Summary as of 11/30/11

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

10 | Semiannual Report

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated and will remain in effect for as long as the Manager’s contract with the Subsidiary is in place. Additionally, the investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) do not exceed 1.00% (other than certain nonroutine expenses), until September 30, 2012. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during their terms.

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Performance Summary (continued)

Endnotes

All investments involve some degree of risk. Generally, investors should be comfortable with fluctuation in the value of their investments, especially over the short term. Stocks have historically outperformed other asset classes over the long term, but they tend to fluctuate more dramatically over the shorter term. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Foreign investing carries additional risks such as currency and market volatility and political or social instability, risks that are heightened in developing countries. The Fund’s use of derivatives and foreign currency techniques involve special risks as such techniques may not achieve the anticipated benefits and/or may result in losses to the Fund. Because the Fund allocates assets to a variety of investment strategies involving certain risks, the Fund may be subject to those same risks. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class R:	Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class:	Shares are available to certain eligible investors as described in the prospectus.

1. If the manager and administrator had not waived fees, the Fund’s total returns would have been lower. 2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Aggregate total return represents the change in value of an investment over the periods indicated. Since the Fund has existed for less than one year, average annual total returns are not available.

4. In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter. 5. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

6. Figures are as stated in the Fund’s prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent expense ratio, net of expense waivers, annualized for each class (A: 1.01%; C: 1.98%; R: 1.50%; and Advisor: 1.00%), multiplied by the average account value over the period, multiplied by 183/366 (Hypothetical) to reflect the one-half year period. For Actual expenses, the multiplier is 90/366 to reflect the number of days since inception.

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Franklin Templeton International Trust

Financial Highlights

Franklin Templeton Global Allocation Fund

Class A	Period Ended November 30, 2011[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	(0.21)
Total from investment operations	(0.20)
Net asset value, end of period	$ 9.80
Total return[d]	(2.00)%
Ratios to average net assets[e]	
Expenses before waiver and payments by affiliates	3.44%
Expenses net of waiver and payments by affiliates	1.01%
Net investment income	0.35%
Supplemental data	
Net assets, end of period (000's)	$14,513
Portfolio turnover rate	3.00%

aFor the period September 1, 2011 (commencement of operations) to November 30, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin Templeton Global Allocation Fund

Class C	Period Ended November 30, 2011[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income (loss)[c]	(0.01)
Net realized and unrealized gains (losses)	(0.21)
Total from investment operations	(0.22)
Net asset value, end of period	$ 9.78
Total return[d]	(2.20)%
Ratios to average net assets[e]	
Expenses before waiver and payments by affiliates	4.41%
Expenses net of waiver and payments by affiliates	1.98%
Net investment income (loss)	(0.62)%
Supplemental data	
Net assets, end of period (000's)	$2,633
Portfolio turnover rate	3.00%

aFor the period September 1, 2011 (commencement of operations) to November 30, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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Franklin Templeton International Trust

Financial Highlights (continued)

Franklin Templeton Global Allocation Fund

Class R	Period Ended November 30, 2011[a] (unaudited)
Per share operating performance	
(for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income (loss)[c]	(—)[d]
Net realized and unrealized gains (losses)	(0.21)
Total from investment operations	(0.21)
Net asset value, end of period	$ 9.79
Total return[e]	(2.10)%
Ratios to average net assets[f]	
Expenses before waiver and payments by affiliates	3.93%
Expenses net of waiver and payments by affiliates	1.50%
Net investment income (loss)	(0.14)%
Supplemental data	
Net assets, end of period (000's)	$1,957
Portfolio turnover rate	3.00%

aFor the period September 1, 2011 (commencement of operations) to November 30, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dAmount rounds to less than $0.01 per share.
eTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
fRatios are annualized for periods less than one year.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Templeton International Trust

Financial Highlights (continued)

Franklin Templeton Global Allocation Fund

Advisor Class	Period Ended November 30, 2011[a] (unaudited)
Per share operating performance (for a share outstanding throughout the period)	
Net asset value, beginning of period	$10.00
Income from investment operations[b]:	
Net investment income[c]	0.01
Net realized and unrealized gains (losses)	(0.21)
Total from investment operations	(0.20)
Net asset value, end of period	$ 9.80
Total return[d]	(2.00)%
Ratios to average net assets[e]	
Expenses before waiver and payments by affiliates	3.43%
Expenses net of waiver and payments by affiliates	1.00%
Net investment income	0.36%
Supplemental data	
Net assets, end of period (000's)	$12,896
Portfolio turnover rate	3.00%

aFor the period September 1, 2011 (commencement of operations) to November 30, 2011.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited)

Semiannual Report | 19

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

20 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Energy 5.9%			
Anadarko Petroleum Corp.	United States	350	$ 28,444
Apache Corp.	United States	436	43,356
BP PLC	United Kingdom	13,540	97,836
Chevron Corp.	United States	520	53,466
CNOOC Ltd.	China	50,000	96,994
[a]Concho Resources Inc.	United States	350	35,567
El Paso Corp.	United States	899	22,484
Ensco PLC, ADR	United States	310	16,111
[a]FMC Technologies Inc.	United States	380	19,897
Gazprom, ADR	Russia	19,600	225,400
Halliburton Co.	United States	420	15,456
Inner Mongolia Yitai Coal Co., B	China	15,500	83,289
[a]Key Energy Services Inc.	United States	1,360	20,536
LUKOIL Holdings, ADR (London Stock Exchange)	Russia	1,650	92,524
Marathon Oil Corp.	United States	2,220	62,071
Marathon Petroleum Corp.	United States	620	20,702
Murphy Oil Corp.	United States	440	24,605
Noble Corp.	United States	680	23,480
PetroChina Co. Ltd., H	China	66,000	85,708
QEP Resources Inc.	United States	670	21,876
[b]Reliance Industries Ltd., GDR, 144A	India	3,590	107,754
Royal Dutch Shell PLC, A	United Kingdom	1,612	56,063
Royal Dutch Shell PLC, B	United Kingdom	1,650	59,181
Saipem SpA	Italy	2,300	102,153
Schlumberger Ltd.	United States	380	28,625
SM Energy Co.	United States	650	51,668
Southern Union Co.	United States	55	2,267
Statoil ASA	Norway	2,980	76,658
Suncor Energy Inc.	Canada	400	12,052
Talisman Energy Inc.	Canada	2,500	34,229
Tecnicas Reunidas SA	Spain	749	27,061
Total SA, B	France	1,430	73,669
Transocean Ltd.	United States	734	31,452
[a]Whiting Petroleum Corp.	United States	490	22,790
The Williams Cos. Inc.	United States	956	30,860
WorleyParsons Ltd.	Australia	3,500	96,127
			1,902,411
Food & Staples Retailing 1.8%			
Carrefour SA	France	1,132	30,045
CVS Caremark Corp.	United States	2,580	100,207
Dairy Farm International Holdings Ltd.	Hong Kong	9,900	84,458
The Kroger Co.	United States	1,920	44,506
Tesco PLC	United Kingdom	13,370	85,004
Wal-Mart de Mexico SAB de CV, V	Mexico	35,400	95,331
Wal-Mart Stores Inc.	United States	419	24,679
Whole Foods Market Inc.	United States	400	27,240
Woolworths Ltd.	Australia	3,000	77,229
			568,699

Semiannual Report | 21

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin Templeton Global Allocation Fund	Country	Shares	Value
Common Stocks (continued)			
Food, Beverage & Tobacco 2.1%			
Altria Group Inc.	United States	2,090	$ 59,962
British American Tobacco PLC	United Kingdom	1,982	91,572
Coca-Cola Enterprises Inc.	United Kingdom	720	18,806
Dr. Pepper Snapple Group Inc.	United States	851	31,087
Foster's Group Ltd.	Australia	3,406	18,977
General Mills Inc.	United States	867	34,637
[a]Hansen Natural Corp.	United States	300	27,660
Imperial Tobacco Group PLC	United Kingdom	2,062	74,056
Kraft Foods Inc., A	United States	2,075	75,011
Lorillard Inc.	United States	291	32,482
Mead Johnson Nutrition Co., A	United States	650	48,984
PepsiCo Inc.	United States	906	57,984
Pernod Ricard SA	France	555	52,238
Philip Morris International Inc.	United States	401	30,572
Reynolds American Inc.	United States	631	26,414
			680,442
Health Care Equipment & Services 2.4%			
[a]Boston Scientific Corp.	United States	3,850	22,715
[a]Cerner Corp.	United States	700	42,686
Cochlear Ltd.	Australia	1,529	90,291
[a]Community Health Systems Inc.	United States	1,250	24,837
[a]Coventry Health Care Inc.	United States	480	15,331
[a]DaVita Inc.	United States	200	15,236
[a]DexCom Inc.	United States	1,060	8,501
[a]Edwards Lifesciences Corp.	United States	250	16,508
Elekta AB, B	Sweden	2,300	97,371
Essilor International SA	France	1,200	85,646
[a]Express Scripts Inc.	United States	700	31,955
Getinge AB, B	Sweden	3,400	87,207
[a]Intuitive Surgical Inc.	United States	60	26,053
McKesson Corp.	United States	400	32,524
Medtronic Inc.	United States	1,338	48,743
Terumo Corp.	Japan	1,800	87,726
UnitedHealth Group Inc.	United States	857	41,796
			775,126
Household & Personal Products 0.5%			
Hengan International Group Co. Ltd.	China	9,000	84,794
Reckitt Benckiser Group PLC	United Kingdom	1,700	85,799
			170,593
Insurance 1.8%			
ACE Ltd.	United States	1,177	81,837
Admiral Group PLC	United Kingdom	6,000	86,934
[a]Aegon NV	Netherlands	8,973	38,948
Aflac Inc.	United States	570	24,761
[a]Alleghany Corp.	United States	40	11,520
American International Group Inc.	United States	1,350	31,468
Aviva PLC	United Kingdom	12,330	60,266

22 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Semiannual Report | 23

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

24 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Semiannual Report | 25

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

26 | Semiannual Report

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Semiannual Report | 27

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

Franklin Templeton Global Allocation Fund

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At November 30,
2011, the value of this security was $107,754, representing 0.34% of net assets.
cSee Note 1(e) regarding exchange traded notes.
dSecurity does not guarantee any return of principal at maturity, upon redemption or otherwise. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee.
eSee Note 1(f) regarding investment in GAF Holdings Corp.
fPrincipal amount is stated in 100 Mexican Peso Units.
gThe security is traded on a discount basis with no stated coupon rate.
hSecurity or a portion of the security has been segregated for open future contracts.
iA portion or all of the security purchased on a delayed delivery basis. See Note 1(c).
jSee Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.
kSee Note 1(d) regarding written options.

At November 30, 2011, the Fund had the following financial futures contracts outstanding. See Note 1(d).

Financial Futures Contracts

Description	Type	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation	Unrealized Depreciation
Amsterdam Index	Long	8	$ 645,048	12/16/11	$ 15,750	$ —
Australian 10 Yr. Bond	Short	12	1,439,748	12/15/11	—	(7,577)
Canadian 10 Yr. Bond	Short	1	129,482	3/21/12	350	—
DAX Index	Long	6	1,226,095	12/16/11	110,018	—
Euro-Bund	Long	20	3,596,680	12/08/11	—	(60,111)
FTSE 100 Index	Long	11	948,248	12/16/11	23,079	—
Hang Seng Index	Long	1	116,380	12/29/11	—	(333)
Long Gilt	Short	16	2,849,940	3/28/12	11,779	—
10 Yr. Mini Japan Government Bond	Long	9	1,638,738	3/08/12	—	(17,531)
S&P 500 EMINI Future	Short	20	1,246,000	12/16/11	—	(39,666)
S&P/TSX 60 Index	Short	3	408,690	12/15/11	—	(2,080)
SPI 200 Index	Short	1	105,771	12/15/11	4,188	—
TOPIX Index	Short	4	375,387	12/08/11	—	(3,372)
U.S. Treasury 10 Yr. Note	Long	3	388,031	3/21/12	—	(1,837)
Unrealized appreciation (depreciation)					165,164	$(132,507)
Net unrealized appreciation (depreciation)					$ 32,657	

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount*	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Australian Dollar	DBAB	Buy	450,000	437,108	12/21/11	$ 24,466	$ —
Australian Dollar	DBAB	Sell	30,000	30,777	12/21/11	5	—
British Pound	DBAB	Sell	578,000	912,084	12/21/11	5,184	—

Semiannual Report | 29

Franklin Templeton International Trust

Statement of Investments, November 30, 2011 (unaudited) (continued)

30 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements

Statement of Assets and Liabilities
November 30, 2011 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
November 30, 2011 (unaudited)

32 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Operations
for the period ended November 30, 2011a (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Templeton International Trust

Financial Statements (continued)

Statement of Changes in Net Assets

	Franklin Templeton Global Allocation Fund
	Period Ended November 30, 2011[a] (unaudited)
Increase (decrease) in net assets:	
Operations:	
Net investment income	$ 18,783
Net realized gain (loss) from investments, written options, foreign currency transactions and futures contracts	(69,699)
Net change in unrealized appreciation (depreciation) on investments and translation of other assets and liabilities denominated in foreign currencies	(548,792)
Net increase (decrease) in net assets resulting from operations	(599,708)
Capital share transactions: (Note 2)	
Class A	14,768,967
Class C	2,674,969
Class R	2,000,056
Advisor Class	13,155,686
Total capital share transactions	32,599,678
Net increase (decrease) in net assets	31,999,970
Net assets:	
End of period	$31,999,970
Undistributed net investment income included in net assets:	
End of period	$ 18,783

34 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited)

Franklin Templeton Global Allocation Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton International Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of four separate funds. The Franklin Templeton Global Allocation Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. Effective September 1, 2011, the Fund commenced operations offering four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in securities and other financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust’s Board of Trustees, the Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, exchange traded notes, and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to

Semiannual Report | 35

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivatives trade in the over-the-counter market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Trading in securities on foreign securities stock exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At November 30, 2011, a market event occurred resulting in a portion of the securities held by the Fund being valued using fair value procedures.

36 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a Delayed Delivery Basis

The Fund purchases securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be

Semiannual Report | 37

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Derivative Financial Instruments (continued)

required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund entered into financial futures contracts primarily to manage exposure to certain foreign currencies. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset for a specified price on a future date. Required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the underlying security. Such variation margin is accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized.

The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote option contracts primarily to manage and/or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

See Notes 6 and 9 regarding investment transactions and other derivative information, respectively.

38 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
e.	Exchange Traded Notes

The Fund purchases exchange traded notes. Exchange traded notes are senior, unsecured, unsub-ordinated debt securities issued by an underwriting bank. Exchange traded notes are designed to provide investors access to the returns of various market benchmarks and intended to replicate the economic effects that would apply had the Fund directly purchased the underlying referenced asset or basket of assets. The risks of exchange traded notes include the credit risk of the issuer and the potential inability of the Fund to dispose of the exchange traded note in the normal course of business.

f. Investment in GAF Holdings Corp.

The Fund invests in certain securities, warrants or commodities through its investment in GAF Holdings Corp., a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. At November 30, 2011, all Subsidiary investments as well as any payables or receivables are reflected in the Fund’s Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended November 30, 2011, are included in the Fund’s Statement of Operations.

g. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required. The Fund files U.S. income tax returns as well as tax returns in certain other jurisdictions. The Fund records a provision for taxes in its financial statements including penalties and interest, if any, for a tax position taken on a tax return (or expected to be taken) when it fails to meet the more likely than not (a greater than 50% probability) threshold and based on the technical merits, the tax position may not be sustained upon examination by the tax authorities. As of November 30, 2011, and for all open tax years, the Fund has determined that no provision for income tax is required in the Fund’s financial statements. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability for unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

Semiannual Report | 39

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

i. Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis over twelve months.

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

40 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
k.	Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At November 30, 2011, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

aFor the period September 1, 2011 (commencement of operations) to November 30, 2011.

Semiannual Report | 41

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Under a subadvisory agreement, Franklin Mutual, FT Institutional, FTIML, TAML, TGAL, and TIC, affiliates of Advisers, provide subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Trust’s Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate.

42 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
c.	Distribution Fees (continued)

Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Advisers and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until September 30, 2012.

f. Other Affiliated Transactions

At November 30, 2011, Advisers owned 91.84% of the Fund’s outstanding shares.

Semiannual Report | 43

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended November 30, 2011, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as short-term or long-term.

At November 30, 2011, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, non-deductible expenses, offering costs, wash sales, and financial futures transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2011, aggregated $26,848,351 and $736,650, respectively.

Transactions in options written during the period ended November 30, 2011, were as follows:

44 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

6. INVESTMENT TRANSACTIONS (continued)

See Notes 1(d) and 9 regarding derivative financial instruments and other derivative information, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. OTHER DERIVATIVE INFORMATION

At November 30, 2011, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

aIncludes cumulative appreciation (depreciation) of futures contracts as reported in the Statement on Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Semiannual Report | 45

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

9. OTHER DERIVATIVE INFORMATION (continued)

For the period ended November 30, 2011, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

For the period ended November 30, 2011, the average month end market value of derivatives represented 1.70% of average month end net assets. The average month end number of open derivative contracts for the period was 55.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical securities
  Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

46 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Global Allocation Fund

10. FAIR VALUE MEASUREMENTS (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement. Additionally, at November 30, 2011, due to market events, the Fund employed fair value procedures to value a portion of its holdings. Such procedures resulted in a temporary transfer of securities valued at $2,372,206 from Level 1 to Level 2 within the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets and liabilities carried at fair value:

Semiannual Report | 47

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. The Fund is currently reviewing the requirements and believe the adoption of this ASU will not have a material impact on the financial statements.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

48 | Semiannual Report

Franklin Templeton International Trust

Notes to Financial Statements (unaudited) (continued)

Semiannual Report | 49

Franklin Templeton International Trust

Shareholder Information

Franklin Templeton Global Allocation Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

50 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Templeton Global Allocation Fund

Investment Manager
Franklin Advisers, Inc.

Subadvisors
Franklin Mutual Advisers, LLC
Franklin Templeton Institutional, LLC
Franklin Templeton Investment Management Limited
Templeton Asset Management Limited
Templeton Global Advisors Limited
Templeton Investment Counsel, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2012 Franklin Templeton Investments. All rights reserved.

099 S 01/12

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLTON INTERNATIONAL TRUST

By /s/LAURA F. FERGERSON
Laura F. Fergerson

Chief Executive Officer - Finance and Administration
Date January 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date January 25, 2012

By /s/GASTON GARDEY
Gaston Gardey
Chief Financial Officer and Chief Accounting Officer
Date January 25, 2012